SUPPLEMENTARY DATA - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment gross		$ 975,449	$ 911,017
Less: accumulated depreciation		(362,310)	(278,321)
Total property and equipment, net	$ 604,920	613,139	632,696
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross		116,723	103,373
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross		476,959	462,552
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross		150,217	135,190
Office, Computer, Production and Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross		104,550	95,521
Computer Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross		114,247	74,472
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross		$ 12,753	$ 39,909